Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue
The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Silver
Provisional sales revenue	$22,400	$29,986
Derivative pricing adjustments	(299)	1,116
	22,101	31,102
Zinc
Provisional sales revenue	$44,148	$10,520
Derivative pricing adjustments	(2,022)	213
	42,126	10,733
Lead
Provisional sales revenue	$30,871	$25,197
Derivative pricing adjustments	(513)	210
	30,358	25,407
Other by-products
Provisional sales revenue	$542	$2,111
Derivative pricing adjustments	(11)	14
	531	2,125

Total provisional sales revenue	$97,961	$67,814
Total derivative pricing adjustments	(2,845)	1,553
Gross revenue	95,116	69,367
Treatment and selling costs	(26,762)	(15,087)
	$68,354	$54,280